Income taxes - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	$ 961	$ 1,025	$ 760
Net change due to acquisitions and divestments, Unrecognized tax benefits	11	8
Increase relating to prior year tax positions, Unrecognized tax benefits	202	35	115
Decrease relating to prior year tax positions, Unrecognized tax benefits	(82)	(99)	(76)
Increase relating to current year tax positions, Unrecognized tax benefits	163	126	223
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(57)	(44)	(23)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(83)	(66)	(75)
Exchange rate differences, Unrecognized tax benefits	(9)	(24)	101
Unrecognized tax benefits, balance at end of period	1,106	961	1,025
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	239	242	172
Net change due to acquisitions and divestments, penalties and interest	7	0
Increase relating to prior year tax positions, penalties and interest	85	37	103
Decrease relating to prior year tax positions, penalties and interest	(63)	14	(37)
Increase relating to current year tax positions, penalties and interest	6	5	0
Decrease due to settlements with tax authorities, penalties and interest	(8)	(17)	(2)
Decrease as a result of the applicable statute of limitations, penalties and interest	(28)	(31)	(12)
Exchange rate differences, penalties and interest	(5)	(11)	18
Ending balance of penalties and interest related to unrecognized tax benefits	233	239	242
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	1,200	1,267	932
Net change due to acquisitions and divestments	18	8
Increase relating to prior year tax positions	287	72	218
Decrease relating to prior year tax positions	(145)	(85)	(113)
Increase relating to current year tax positions	169	131	223
Decrease due to settlements with tax authorities	(65)	(61)	(25)
Decrease as a result of the applicable statute of limitations	(111)	(97)	(87)
Exchange rate differences	(14)	(35)	119
Balance at end, which would, if recognized, affect the effective tax rate	1,339	1,200	1,267
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	163	$ 111	$ 193
Expected resolution of uncertain tax positions, pending cases	$ 76